Fair Value of Assets and Liabilities - Rollforward of Level 3 assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Rollforward of Level 3 assets held at fair value on a recurring basis
Balance at beginning of period	$ 267	$ 324	$ 321
Total gains (losses) included in: net income	15	1	14
Total gains (losses) included in: OCI	(4)	(7)	3
Transfers into Level 3	14	52	54
Transfers out of Level 3	(76)	(43)	(69)
Purchases	18	24	82
Sales	(164)	(77)	(60)
Sold in ALNY disposition	(28)
Issues	0	0	0
Settlements	(5)	(7)	(21)
Balance at end of period	37	267	324
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	(516)	(427)	(223)
Total gains (losses) included in: net income	81	(24)	(52)
Total gains (losses) included in: OCI	0	0	0
Transfers into Level 3	0	(54)	(154)
Transfers out of Level 3	20	0	0
Purchases	0	0	0
Sales	0	0	0
Sold in ALNY disposition	0
Issues	(33)	(34)	(10)
Settlements	21	23	12
Balance at end of period	(427)	(516)	(427)
Fair value assets and liabilities measured on recurring basis, gain (loss) included in earnings
Total realized and unrealized gains (losses) included in net income, recurring Level 3 assets and liabilities	96	(23)	(38)
Contractholder funds: Derivatives embedded in life and annuity contracts
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	(516)	(427)	(223)
Total gains (losses) included in: net income	81	(24)	(52)
Total gains (losses) included in: OCI	0	0	0
Transfers into Level 3	0	(54)	(154)
Transfers out of Level 3	20	0	0
Purchases	0	0	0
Sales	0	0	0
Sold in ALNY disposition	0
Issues	(33)	(34)	(10)
Settlements	21	23	12
Balance at end of period	(427)	(516)	(427)
Net investment income
Rollforward of Level 3 assets held at fair value on a recurring basis
Total gains (losses) included in: net income	2	(8)	(2)
Realized capital gains and losses
Rollforward of Level 3 assets held at fair value on a recurring basis
Total gains (losses) included in: net income	13	9	16
Contract benefits
Rollforward of Level 3 assets held at fair value on a recurring basis
Total gains (losses) included in: net income	10	(1)	7
Interest credited to contractholder funds
Rollforward of Level 3 assets held at fair value on a recurring basis
Total gains (losses) included in: net income	71	(23)	(59)
Municipal
Rollforward of Level 3 assets held at fair value on a recurring basis
Balance at beginning of period	49	40	39
Total gains (losses) included in: net income	3	1	0
Total gains (losses) included in: OCI	(2)	2	4
Transfers into Level 3	1	20	0
Transfers out of Level 3	(15)	(11)	0
Purchases	0	0	0
Sales	(19)	(1)	(1)
Sold in ALNY disposition	(16)
Issues	0	0	0
Settlements	0	(2)	(2)
Balance at end of period	1	49	40
Corporate - public
Rollforward of Level 3 assets held at fair value on a recurring basis
Balance at beginning of period	31	25	33
Total gains (losses) included in: net income	0	0	0
Total gains (losses) included in: OCI	(2)	0	0
Transfers into Level 3	0	0	5
Transfers out of Level 3	(37)	0	(38)
Purchases	18	7	32
Sales	(1)	0	(2)
Sold in ALNY disposition	(7)
Issues	0	0	0
Settlements	(2)	(1)	(5)
Balance at end of period	0	31	25
Corporate - privately placed
Rollforward of Level 3 assets held at fair value on a recurring basis
Balance at beginning of period	68	122	97
Total gains (losses) included in: net income	1	2	(1)
Total gains (losses) included in: OCI	(1)	(7)	1
Transfers into Level 3	13	32	43
Transfers out of Level 3	(18)	(32)	(1)
Purchases	0	8	4
Sales	(30)	(55)	(13)
Sold in ALNY disposition	(5)
Issues	0	0	0
Settlements	(3)	(2)	(8)
Balance at end of period	25	68	122
ABS
Rollforward of Level 3 assets held at fair value on a recurring basis
Balance at beginning of period	5	16	22
Total gains (losses) included in: net income	0	0	1
Total gains (losses) included in: OCI	1	0	(1)
Transfers into Level 3	0	0	0
Transfers out of Level 3	(6)	0	(30)
Purchases	0	0	36
Sales	0	(10)	(6)
Sold in ALNY disposition	0
Issues	0	0	0
Settlements	0	(1)	(6)
Balance at end of period	0	5	16
MBS
Rollforward of Level 3 assets held at fair value on a recurring basis
Balance at beginning of period	0	5	0
Total gains (losses) included in: net income	0	1	0
Total gains (losses) included in: OCI	0	(2)	(1)
Transfers into Level 3	0	0	6
Transfers out of Level 3	0	0	0
Purchases	0	0	0
Sales	0	(3)	0
Sold in ALNY disposition	0
Issues	0	0	0
Settlements	0	(1)	0
Balance at end of period	0	0	5
Fixed income securities
Rollforward of Level 3 assets held at fair value on a recurring basis
Balance at beginning of period	153	208	191
Total gains (losses) included in: net income	4	4	0
Total gains (losses) included in: OCI	(4)	(7)	3
Transfers into Level 3	14	52	54
Transfers out of Level 3	(76)	(43)	(69)
Purchases	18	15	72
Sales	(50)	(69)	(22)
Sold in ALNY disposition	(28)
Issues	0	0	0
Settlements	(5)	(7)	(21)
Balance at end of period	26	153	208
Equity securities
Rollforward of Level 3 assets held at fair value on a recurring basis
Balance at beginning of period	114	116	129
Total gains (losses) included in: net income	11	(3)	15
Total gains (losses) included in: OCI	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Purchases	0	9	10
Sales	(114)	(8)	(38)
Sold in ALNY disposition	0
Issues	0	0	0
Settlements	0	0	0
Balance at end of period	11	114	116
Free-standing derivatives, net
Rollforward of Level 3 assets held at fair value on a recurring basis
Balance at beginning of period	0	0	1
Total gains (losses) included in: net income	0	0	(1)
Total gains (losses) included in: OCI	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Purchases	0	0	0
Sales	0	0	0
Sold in ALNY disposition	0
Issues	0	0	0
Settlements	0	0	0
Balance at end of period	$ 0	$ 0	$ 0